US Socially Responsible Fund Investment Strategy - US Socially Responsible Fund	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets in the equity securities of U.S. companies meeting the Fund’s social criteria. To determine which companies meet the Fund’s social criteria, the subadviser incorporates into its investment process research services from an independent social research service, MSCI ESG Research, LLC (“MSCI ESG Research”). The Fund does not invest in the securities of companies that do not meet its social criteria. The Fund’s subadviser will generally assess whether a company continues to meet the social criteria on a monthly basis. The Fund may invest up to 20% of its net assets in the securities of other types of companies meeting the social criteria, including foreign securities, preferred stock and convertible securities. The Fund may engage in frequent and active trading of portfolio securities to achieve the Fund’s investment objective. The principal investment technique of the Fund is to approximate the capitalization weighted total rate of return of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”), however, the Fund shall exclude securities screened out to meet the social criteria established for the Fund. The portfolio managers select securities from the S&P 500 Index that meet the Fund’s social criteria, and by employing a statistical technique known as “optimization.” Through this selection process, the portfolio managers seek to select a portfolio of securities that will approximate the capitalization weighted total rate of return of the S&P 500 Index while maintaining similar risk characteristics to the S&P 500 Index. The S&P 500 Index is a widely recognized, unmanaged index of common stock prices as determined by S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc. Because the Fund limits its selections to securities that meet its social criteria, not all of the securities in the S&P 500 Index are included in its portfolio, and the Fund’s holdings may be underweight or overweight particular securities, sectors or industries within the S&P 500 Index. The subadviser may use derivatives to seek to track the performance of the S&P 500 Index, including futures and total return swaps. The Fund’s social criteria are as follows: The Fund does not invest in companies that have significant revenues derived from: •the manufacture or distribution of civilian firearms, military weapons or weapons delivery systems; •the manufacture or distribution of alcoholic beverages or tobacco products; •the operation of gambling-related businesses; and •the production of nuclear energy. The Fund’s revenue criteria are established by the Fund’s subadvisor and are applied based on MSCI ESG Research revenue calculations. The Fund also excludes companies with low environmental, social and governance controversy scores, as determined and provided by MSCI ESG Research. MSCI ESG Research uses a rules based methodology to assess issuers on key environmental, social, and governance issues (“MSCI Controversy Case Score”), including: (1) environmental issues such as climate change, natural resources, pollution and waste, and environmental opportunities; (2) social issues such as human capital, product liability, stakeholder opposition and social opportunities; and (3) governance issues such as corporate governance and corporate behavior. The Fund does not invest in companies that, based on low MSCI Controversy Case Scores: •have a history of poor labor-management relations; •engage in businesses or have products that have a severely negative impact on the environment; •have significant business operations in countries whose governments pose human rights concerns; operate businesses that have a significantly adverse impact on the communities in which they are located; •engage in businesses or have products that have a severely negative impact on their customers, which may include companies that have products that pose safety or health concerns, engage in practices that are anti-competitive or have marketing that is inappropriate or misleading; and •have a history of poor business ethics, which may include companies that have incidents of bribery or fraud, or poor governance structures. In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above. Since the Fund’s definition of social criteria is not “fundamental,” VC I’s Board of Directors may change it without shareholder approval.